Schedule of Long-Term Debt (Details) (Parenthetical) - USD ($) $ in Thousands						6 Months Ended
	Dec. 17, 2025	Jun. 28, 2024	Feb. 15, 2024	Sep. 11, 2023	Mar. 13, 2023	Jun. 30, 2026	Jan. 26, 2026	Jul. 30, 2024
Seventhone Corp [Member]
Debt Instrument [Line Items]
Secured loan amount	$ 14,750
Quarterly installments amount	$ 450					$ 450
Variable interest rate	1.90%							2.40%
Outstanding balance						$ 13,850
Number of quarterly payments						18
Balloon payment amount						$ 5,750
Loan ballon payment due year						2030-12
Minimum cash deposits	$ 500
Debt to market value of adjusted assets maximum ratio	75.00%
Minimum security collateral cover required	125.00%
Tenthone Corp [Member]
Debt Instrument [Line Items]
Secured loan amount					$ 15,500
Quarterly installments amount					$ 300	$ 300
Variable interest rate					2.70%		1.80%
Outstanding balance						$ 11,000
Number of quarterly payments						9
Balloon payment amount						$ 8,300
Loan ballon payment due year						2028-09
Debt to market value of adjusted assets maximum ratio					75.00%
Minimum security collateral cover required					130.00%
Minimum cash deposits					$ 900
Minimum cash and cash equivalents					$ 2,000
Debt to market value of adjusted assets minimum required ratio					3.00%
Tenthone Corp [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Minimum cash deposits					$ 500
Eleventhone Corp [Member]
Debt Instrument [Line Items]
Secured loan amount	$ 18,600
Quarterly installments amount	$ 375					$ 375
Variable interest rate	1.90%							2.40%
Outstanding balance						$ 17,850
Number of quarterly payments						18
Balloon payment amount						$ 11,100
Loan ballon payment due year						2030-12
Debt to market value of adjusted assets maximum ratio	75.00%
Minimum security collateral cover required	125.00%
Minimum cash deposits	$ 750
Reduced minimum cash deposits	$ 500
Dryone Corp [Member]
Debt Instrument [Line Items]
Secured loan amount				$ 19,000
Quarterly installments amount				$ 300		$ 300
Variable interest rate				2.35%			1.80%
Outstanding balance						$ 15,300
Number of quarterly payments						11
Balloon payment amount						$ 12,000
Loan ballon payment due year						2029-03
Debt to market value of adjusted assets maximum ratio				75.00%
Minimum security collateral cover required				130.00%
Minimum cash deposits				$ 300
Minimum cash and cash equivalents				$ 2,000
Debt to market value of adjusted assets minimum required ratio				3.00%
Drytwo Corp [Member]
Debt Instrument [Line Items]
Secured loan amount			$ 14,500
Quarterly installments amount			$ 300			$ 300
Variable interest rate			2.35%
Outstanding balance						$ 11,800
Number of quarterly payments						11
Balloon payment amount						$ 8,500
Loan ballon payment due year						2029-02
Minimum cash deposits			$ 350
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required			125.00%
Drythree Corp [Member]
Debt Instrument [Line Items]
Secured loan amount		$ 16,500
Quarterly installments amount		$ 315				$ 315
Variable interest rate		2.15%					1.80%
Outstanding balance						$ 13,980
Number of quarterly payments						14
Balloon payment amount						$ 9,570
Loan ballon payment due year						2029-12
Minimum cash deposits		$ 300
Debt to market value of adjusted assets maximum ratio		75.00%
Minimum security collateral cover required		130.00%
Minimum cash and cash equivalents		$ 2,000
Debt to market value of adjusted assets minimum required ratio		3.00%